Credit risk	12 Months Ended
Dec. 31, 2025
Credit risk
Credit risk

6. Credit risk

Maximum exposure to credit risk - financial instruments subject to impairment

As of 31 December, 2025, Accounts receivables amounted to $5,689,538, and are unsecured, and do not bear interest. The allowance for doubtful accounts is reviewed monthly, requires judgment, and is based on the best estimate of the amount of probable credit losses in existing accounts receivable. The Group reviews the status of the then-outstanding accounts receivable on a customer-by-customer basis, taking into consideration the aging schedule of receivables, its historical collection experience, current information regarding the client, subsequent collection history, and other relevant data, in establishing the allowance for doubtful accounts. Accounts receivables are presented net of an allowance for doubtful accounts. Accounts receivables are written off against the allowance for doubtful accounts when the Group determines amounts are no longer collectible.

As of 31 December, 2025, financial instruments were mainly accounts receivables amounted to RMB16.7 million whose aging is less than two years, and are unsecured, and do not bear interest. The allowance for doubtful accounts is reviewed monthly, requires judgment, and is based on the best estimate of the amount of probable credit losses in existing accounts receivable. The Company reviews the status of the then-outstanding accounts receivable on a customer-by-customer basis, taking into consideration the aging schedule of receivables, its historical collection experience, current information regarding the client, subsequent collection history, and other relevant data, in establishing the allowance for doubtful accounts. Accounts receivables are presented net of an allowance for doubtful accounts. Accounts receivables are written off against the allowance for doubtful accounts when the Company determines amounts are no longer collectible.

Concentration of Credit Risk – Accounts Receivables

The Company’s accounts receivables are subject to credit risk concentration with respect to certain customers. As of December 31, 2025, the Company’s top three customers accounted for approximately 15%, 12% and 12% of total trade receivables, respectively. The Company performs ongoing credit evaluations of its customers and generally does not require collateral. Management believes that the allowance for doubtful accounts is adequate to cover potential credit losses.